VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—88.9%
Aerospace & Defense—0.5%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)(2)	$ 380	$ 371
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	600	773
		1,144

Auto Manufacturers—1.0%
Ford Motor Co. 0.000%, 3/15/26(3)	1,235	1,230
Rivian Automotive, Inc.
4.625%, 3/15/29	555	377
144A 3.625%, 10/15/30(1)	1,360	791
		2,398

Banks—3.7%
Barclays Bank plc
0.000%, 2/18/25	1,125	1,243
1.000%, 2/16/29(4)	2,845	2,830
BofA Finance LLC 0.600%, 5/25/27	1,940	2,440
Morgan Stanley Finance LLC 1.500%, 1/28/27(4)	2,350	2,554
		9,067

Biotechnology—2.9%
Bridgebio Pharma, Inc. 2.500%, 3/15/27	1,325	1,311
Cytokinetics, Inc. 3.500%, 7/1/27	535	764
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)(2)	635	627
Insmed, Inc.
1.750%, 1/15/25	1,500	1,649
0.750%, 6/1/28	580	591
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,775	2,030
		6,972

Commercial Services—8.5%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	5,840	4,834
Block, Inc. 0.125%, 3/1/25(2)	4,905	4,852
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)	4,230	4,205
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(3)	3,090	2,797
Shift4 Payments, Inc. 0.500%, 8/1/27	2,760	2,448
Stride, Inc. 1.125%, 9/1/27	1,055	1,449
		20,585

Computers—5.4%
CyberArk Software Ltd. 0.000%, 11/15/24	1,070	1,640
	Par Value	Value

Computers—continued
Parsons Corp. 144A 2.625%, 3/1/29(1)	$ 2,835	$ 2,961
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	1,390	1,662
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	945	964
Varonis Systems, Inc. 1.250%, 8/15/25	670	997
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,865	4,328
Zscaler, Inc. 0.125%, 7/1/25	465	589
		13,141

Electric Utilities—5.6%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,050	3,325
NRG Energy, Inc. 2.750%, 6/1/48	670	1,199
PG&E Corp. 144A 4.250%, 12/1/27(1)	4,725	4,732
Southern Co. (The) 3.875%, 12/15/25	4,340	4,336
		13,592

Electronics—0.5%
Itron, Inc. 0.000%, 3/15/26(3)	1,305	1,311
Energy-Alternate Sources—0.6%
Plug Power, Inc. 3.750%, 6/1/25	560	492
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,130	1,010
		1,502

Engineering & Construction—2.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,005	3,268
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,670	2,230
		5,498

Entertainment—4.4%
Cinemark Holdings, Inc. 4.500%, 8/15/25	380	510
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	4,435	3,670
IMAX Corp. 0.500%, 4/1/26	1,070	993
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,785	3,873
3.125%, 1/15/29(2)	1,515	1,641
		10,687

Environmental Services—1.3%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,735	3,091
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—5.1%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	$ 1,745	$ 1,989
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(4)	2,335	2,478
Coinbase Global, Inc. 0.500%, 6/1/26(2)	4,065	4,078
Encore Capital Group, Inc. 4.000%, 3/15/29	1,620	1,424
JPMorgan Chase Financial Co. LLC 1.000%, 3/15/27(4)	2,260	2,362
		12,331

Health Care REITs—2.3%
Welltower OP LLC 144A 2.750%, 5/15/28(1)(2)	4,920	5,516
Healthcare-Products—4.6%
Glaukos Corp. 2.750%, 6/15/27	990	1,799
Integer Holdings Corp. 2.125%, 2/15/28	1,065	1,480
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	1,555	1,574
Natera, Inc. 2.250%, 5/1/27	1,165	2,872
Repligen Corp. 144A 1.000%, 12/15/28(1)	1,005	1,051
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(1)	675	856
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	1,230	1,535
		11,167

Insurance—0.8%
HCI Group, Inc. 4.750%, 6/1/42	1,305	2,003
Internet—12.3%
Booking Holdings, Inc. 0.750%, 5/1/25	975	1,788
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,295	1,280
Lyft, Inc. 144A 0.625%, 3/1/29(1)(2)	2,320	2,384
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,135	3,317
PDD Holdings, Inc. 0.000%, 12/1/25	2,485	2,429
Sea Ltd. 2.375%, 12/1/25	1,915	2,008
Snap, Inc. 0.750%, 8/1/26	2,735	2,838
Uber Technologies, Inc. 0.000%, 12/15/25(3)	4,010	4,160
Wayfair, Inc.
1.125%, 11/1/24	1,845	1,776
1.000%, 8/15/26(2)	2,645	2,349
3.250%, 9/15/27	2,425	2,672
Zillow Group, Inc.
2.750%, 5/15/25(2)	2,440	2,467
	Par Value	Value

Internet—continued
1.375%, 9/1/26	$ 260	$ 299
		29,767

Iron & Steel—1.0%
ATI, Inc. 3.500%, 6/15/25	605	2,334
Leisure Time—3.5%
Carnival Corp. 5.750%, 12/1/27	1,155	1,623
NCL Corp., Ltd. 1.125%, 2/15/27	3,155	2,886
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,440	4,104
		8,613

Media—0.4%
DISH Network Corp. 0.000%, 12/15/25(3)	1,275	928
Miscellaneous Manufacturing—0.9%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,545	2,249
Oil, Gas & Consumable Fuels—1.6%
CNX Resources Corp. 2.250%, 5/1/26	1,230	2,307
Pioneer Natural Resources Co. 0.250%, 5/15/25	530	1,554
		3,861

Passenger Airlines—1.2%
American Airlines Group, Inc. 6.500%, 7/1/25	2,655	2,896
Pharmaceuticals—1.9%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	4,110	4,168
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	215	386
		4,554

Retail—1.5%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	1,715	1,864
Freshpet, Inc. 3.000%, 4/1/28	1,095	1,830
		3,694

Semiconductors—4.5%
Impinj, Inc. 1.125%, 5/15/27	1,120	1,758
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,500	1,980
ON Semiconductor Corp. 0.500%, 3/1/29(2)	2,455	2,369

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 1.625%, 11/1/27	$ 2,055	$ 2,469
SMART Global Holdings, Inc. 2.000%, 2/1/29	260	275
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	950	1,325
Wolfspeed, Inc. 0.250%, 2/15/28	1,500	885
		11,061

Software—10.4%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	1,955	2,205
BlackLine, Inc. 0.125%, 8/1/24	2,450	2,429
Confluent, Inc. 0.000%, 1/15/27(3)	2,245	1,903
Datadog, Inc. 0.125%, 6/15/25	1,915	2,730
Guidewire Software, Inc. 1.250%, 3/15/25	1,260	1,399
HubSpot, Inc. 0.375%, 6/1/25	625	1,348
MicroStrategy, Inc.
0.000%, 2/15/27	2,390	2,427
144A 0.875%, 3/15/31(1)	2,675	2,121
MongoDB, Inc. 0.250%, 1/15/26	715	1,268
Nutanix, Inc. 0.250%, 10/1/27	2,035	2,456
Tyler Technologies, Inc. 0.250%, 3/15/26	2,460	2,578
Vertex, Inc. 144A 0.750%, 5/1/29(1)(2)	2,220	2,318
		25,182

Telecommunications—0.2%
Infinera Corp. 3.750%, 8/1/28	570	561
Total Convertible Bonds and Notes (Identified Cost $203,723)		215,705

Corporate Bonds and Notes—63.6%
Aerospace & Defense—3.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,250	1,257
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	2,070	2,117
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	3,450	3,516
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,080	1,118
		8,008

Auto Manufacturers—0.8%
Ford Motor Co. 9.625%, 4/22/30	1,705	1,959
	Par Value	Value

Automobile Components—2.8%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	$ 1,565	$ 1,625
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	835	829
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,328
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(2)	2,325	2,056
		6,838

Building Materials—2.2%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	2,040	2,019
Griffon Corp. 5.750%, 3/1/28(2)	1,760	1,695
Summit Materials LLC 144A 7.250%, 1/15/31(1)	1,675	1,721
		5,435

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	1,305	1,199
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	1,370	1,222
		2,421

Commercial Services—1.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,075	1,987
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,015	986
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,470	1,368
		4,341

Computers—2.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,699
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	1,815	1,668
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)	2,525	2,696
		6,063

Containers & Packaging—1.2%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	1,310	1,335
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	745	746
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	840	832
		2,913

Diversified REITS—1.7%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,055	2,067

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—continued
144A 5.250%, 7/15/30(1)(2)	$ 2,180	$ 2,023
		4,090

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30	1,320	1,236
Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	2,015	2,047
Electronics—0.9%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	975	900
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,230	1,251
		2,151

Entertainment—4.7%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	3,025	3,066
144A 7.000%, 2/15/30(1)	880	886
Churchill Downs, Inc.
144A 5.750%, 4/1/30(1)	435	414
144A 6.750%, 5/1/31(1)	450	447
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	2,025	2,032
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,105	1,604
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	1,495	1,498
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	1,525	1,406
		11,353

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	2,120	2,137
Financial Services—4.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	1,016
144A 7.125%, 2/1/32(1)	2,110	2,080
Navient Corp.
6.750%, 6/15/26(2)	1,700	1,694
9.375%, 7/25/30	845	869
OneMain Finance Corp. 9.000%, 1/15/29(2)	2,305	2,416
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	1,685	1,720
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	875	854
		10,649

Food & Beverage—1.0%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	1,060	1,026
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	$ 1,535	$ 1,456
		2,482

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	2,375	2,211
Healthcare-Services—1.4%
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	3,490	3,446
Hotel & Resort REITs—1.7%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	2,040	1,974
Service Properties Trust 7.500%, 9/15/25	2,045	2,060
		4,034

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)	1,270	1,227
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	2,120	2,131
Internet—1.4%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,100	2,122
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	1,210	1,232
		3,354

Investment Companies—0.9%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,230	2,085
Leisure Time—3.0%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	2,050	2,010
Carnival Corp. 144A 10.500%, 6/1/30(1)	1,580	1,716
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,385	1,445
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	2,095	2,065
		7,236

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	905	823
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,195	1,171
		1,994

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	$ 935	$ 875
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,730	1,769
Media—5.3%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	870	798
144A 7.375%, 3/1/31(1)(2)	2,210	2,097
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	1,750	1,631
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	2,245	2,043
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,542
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	1,880	1,676
TEGNA, Inc. 5.000%, 9/15/29	1,095	965
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	2,225	2,022
		12,774

Mining—1.1%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	840	875
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,785	1,747
		2,622

Oil, Gas & Consumable Fuels—5.7%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	815	835
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,283
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,050	2,174
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	1,715	1,736
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	1,195	1,257
SM Energy Co. 6.500%, 7/15/28	1,725	1,711
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,195	1,227
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,747
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,770	1,838
		13,808

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	991
	Par Value	Value

Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)	$ 534	$ 534
Pharmaceuticals—0.3%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	905	823
Pipelines—0.9%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,037
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,260	1,281
		2,318

Retail—1.6%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	855	855
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	1,700	1,697
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,640	1,414
		3,966

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	850	849
Entegris, Inc. 144A 5.950%, 6/15/30(1)(2)	1,580	1,538
		2,387

Software—1.0%
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,255
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,235	1,237
		2,492

Telecommunications—0.9%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	2,050	2,087
Transportation—2.1%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,130	1,167
144A 7.875%, 12/1/30(1)	1,640	1,703
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	2,280	2,292
		5,162

Total Corporate Bonds and Notes (Identified Cost $155,699)		154,449

Shares
Convertible Preferred Stocks—6.5%
Banks—3.1%
Wells Fargo & Co. Series L, 7.500%	6,615	7,577

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value
Chemicals—0.7%
Albemarle Corp., 7.250%	32,110	$ 1,762
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%(2)	46,390	1,890
Financial Services—1.3%
Apollo Global Management, Inc., 6.750%	51,355	3,132
Machinery—0.6%
Chart Industries, Inc. Series B, 6.750%	23,570	1,354
Total Convertible Preferred Stocks (Identified Cost $11,615)		15,715

Preferred Stock—0.2%
Entertainment—0.2%
LiveStyle, Inc. Series B (4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.3%
Banks—0.3%
CCF Holdings LLC(4)(5)	6,367,079	595
CCF Holdings LLC Class M(4)(5)	879,959	82
		677

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	181
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $22,668)		858

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	—
Media—0.0%
Tenerity, Inc., 5/31/24(4)(5)(6)	12,009	—
Total Warrants (Identified Cost $2,371)		—

Total Long-Term Investments—159.5% (Identified Cost $396,487)		387,147

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(7)	1,056,856	$ 1,057
Total Short-Term Investment (Identified Cost $1,057)		1,057

Securities Lending Collateral—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.188%)(7)(8)	8,123,105	8,123
Total Securities Lending Collateral (Identified Cost $8,123)		8,123

TOTAL INVESTMENTS—163.3% (Identified Cost $405,667)		$396,327
Other assets and liabilities, net—(18.4)%		(44,602)
Cumulative Preferred Shares—(44.9)%		(109,000)
NET ASSETS—100.0%		$242,725

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $194,645 or 80.2% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Canada	2
United Kingdom	2
Bermuda	2
Liberia	2
Panama	1
Total	100%
† % of total investments as of April 30, 2024.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$215,705	$—	$205,481	$10,224
Corporate Bonds and Notes	154,449	—	154,449	—
Equity Securities:
Convertible Preferred Stocks	15,715	15,715	—	—
Preferred Stock	420	—	—	420
Common Stocks	858	—	—	858(1)
Warrants	—	—	—	—(1)
Money Market Mutual Fund	1,057	1,057	—	—
Securities Lending Collateral	8,123	8,123	—	—
Total Investments	$396,327	$24,895	$359,930	$11,502

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2024:	$ 2,907	$ 2,390	$ 420	$ 97(a)	$ —(a)
Net change in unrealized appreciation (depreciation)(b)	506	(255)	—	761	—
Purchases	8,089	8,089	—	—	—
Balance as of April 30, 2024	$ 11,502	$ 10,224	$ 420	$ 858(a)	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $506.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2024:
Investments in Securities – Assets	Ending Balance at April 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$420	Discounted cash flows liquidation approach	Discount rate	25.79% (25.54% - 26.19%)

Common Stocks:

CCF Holdings LLC	$595	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

CCF Holdings LLC Class M	$82	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

Erickson, Inc.	$181	Market and Company Comparables	EV Multiples	1.34x (0.60x - 3.64x)
				13.53x (7.23x - 16.44x)
				1.12x (0.52x - 2.24x)
			M&A Transaction Multiples	1.18x (0.67x - 1.65x)
			Illiquidity Discount	20%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.